American Funds Developing World Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

August 30, 2013

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Developing World Growth and Income Fund

Dear Sir or Madam:

On behalf of American Funds Developing World Growth and Income Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933. A Form N-8A has been filed for the Fund, and the Fund’s CIK number is 0001584433. If you have any questions about the enclosed, please contact me at (213) 486-9108.

Sincerely,

/s/ Erik A. Vayntrub

Erik A. Vayntrub

Enclosure